Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	$ 1,624,921	$ 1,648,463
Fuel, power and water purchased	443,304	484,138
Net revenue	1,181,617	1,164,325
Operating expenses	471,989	472,466
Administrative expenses	56,802	52,710
Depreciation and amortization	284,304	260,772
Loss on foreign exchange	3,146	(58)
Operating income	365,376	378,435
Interest expense	(181,488)	(152,118)
Income (loss) from long-term investments	(399,092)	84,818
Other income (expenses)	(27,913)	(9,038)
Earnings before income taxes	555,067	132,461
Property, plant and equipment	7,231,664	6,393,558
Investments carried at fair value	1,294,147	814,530
Equity-method investees (d)	83,770	29,588
Total assets	10,911,470	9,398,589
Capital expenditures	581,332	466,369
Revenue related to net hedging gains, not recognized as revenue from contract with customers	22,282	14,953
Regulated Services Group
Revenue
Revenue	1,366,971	1,401,240
Fuel, power and water purchased	426,046	456,974
Net revenue	940,925	944,266
Operating expenses	396,559	401,486
Administrative expenses	36,628	33,234
Depreciation and amortization	194,498	177,719
Loss on foreign exchange	0	0
Operating income	313,240	331,827
Interest expense	(101,518)	(99,063)
Income (loss) from long-term investments	(9,334)	(5,558)
Other income (expenses)	(32,292)	(6,775)
Earnings before income taxes	188,764	231,547
Property, plant and equipment	4,754,373	4,210,115
Investments carried at fair value	27,072	0
Equity-method investees (d)	29,827	55
Total assets	6,816,063	6,022,262
Capital expenditures	478,936	370,221
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	(4,405)	7,425
Renewable Energy Group
Revenue
Revenue	257,950	247,223
Fuel, power and water purchased	17,258	27,164
Net revenue	240,692	220,059
Operating expenses	75,209	70,980
Administrative expenses	19,405	18,539
Depreciation and amortization	88,825	82,044
Loss on foreign exchange	0	0
Operating income	57,253	48,496
Interest expense	(61,039)	(50,920)
Income (loss) from long-term investments	(104,025)	(45,741)
Other income (expenses)	15,946	(1,576)
Earnings before income taxes	116,185	41,741
Property, plant and equipment	2,444,382	2,152,420
Investments carried at fair value	1,267,075	814,530
Equity-method investees (d)	53,670	29,273
Total assets	4,014,067	3,269,786
Capital expenditures	102,396	96,148
Corporate
Revenue
Revenue	0	0
Fuel, power and water purchased	0	0
Net revenue	0	0
Operating expenses	221	0
Administrative expenses	769	937
Depreciation and amortization	981	1,009
Loss on foreign exchange	3,146	(58)
Operating income	(5,117)	(1,888)
Interest expense	(18,931)	(2,135)
Income (loss) from long-term investments	(285,733)	136,117
Other income (expenses)	(11,567)	(687)
Earnings before income taxes	250,118	(140,827)
Property, plant and equipment	32,909	31,023
Investments carried at fair value	0	0
Equity-method investees (d)	273	260
Total assets	81,340	106,541
Capital expenditures	$ 0	$ 0